Income Taxes - Schedule of NOLs and Tax Credit Carryforwards (Details) $ in Millions	Dec. 31, 2025 USD ($)
Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 288.7
Tax credit carryforward	11.8
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	180.9
Tax credit carryforward	$ 8.2